Summary of Significant Accounting Policies (Details) $ in Millions	12 Months Ended
Jun. 30, 2024 USD ($) Y
Exploration and Evaluation Assets
Cash received from related party | $	$ 4
Useful life measured as period of time, intangible assets | Y	20
Pilot plant
Exploration and Evaluation Assets
Useful life measured as period of time, property, plant and equipment	2 years